20. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Tax Social Security Labor Civil Environmental Risks And Judicial Deposits
Schedule of accrued amounts and judicial deposits

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Tax	134,645	128,411	2,444	31,060
Social security	8,170	7,039
Labor	328,334	305,309	212,737	227,213
Civil	151,776	138,990	67,819	53,771
Environmental	12,463	43,498	17,683	3,731
Deposit of a guarantee			24,434	12,596
	635,388	623,247	325,117	328,371

Classified:
Current	81,073	96,479
Non-current	554,315	526,768	325,117	328,371
	635,388	623,247	325,117	328,371

Schedule of changes in the provision for tax, social security, labor, civil and environmental risks

The changes in tax, social security, labor, civil and environmental provisions in the year ended December 31, 2020 can be summarized as follows:

					Consolidated
					Current + Non-current
Nature	12/31/2019	Additions	Accrued charges	Net utilization of reversal	12/31/2020
Tax	128,411	8,626	4,267	(6,659)	134,645
Social security	7,039	5,892	192	(4,953)	8,170
Labor	305,309	44,693	39,507	(61,175)	328,334
Civil	138,990	46,577	15,579	(49,370)	151,776
Environmental	43,498	4,525	326	(35,886)	12,463
	623,247	110,313	59,871	(158,043)	635,388

Schedule of legal matters with possible risk of loss

The following table shows a summary of the balance of the main matters classified as possible risk compared to the balance at December 31, 2020 and December 31, 2019.

		Consolidated
	12/31/2020	12/31/2019
Assessment Notice and imposition of fine (AIIM) / Tax Enforcement - Income tax and social contribution - Capital gain on sale of NAMISA's shares	12,694,021	12,412,964

Assessment Notice and Imposition of fine (AIIM) - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by NAMISA.	3,930,093	3,867,663

Assessment Notice and Imposition of fine (AIIM) / Tax Enforcement - Income tax and Social contribution - Disallowance of interest on prepayment arising from supply contracts of iron ore and port services	1,956,898	2,249,708

Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution due to profits from foreign subsidiaries for years 2008, 2010, 2011, 2012 and 2014	3,461,574	2,946,288

Tax foreclosures - ICMS - Electricity credits	841,401	1,022,371

Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS and IPI	1,845,379	1,100,564

Disallowance of the ICMS credits - Transfer of iron ore	624,645	567,534

ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	317,848	310,349

Disallowance of the tax loss and negative basis of social contribution arising from the adjustments in the SAPLI	583,478	538,268

Assessment Notice- IRRF- Capital Gain of CFM vendors located abroad	260,326	254,850

CFEM – difference of understanding between CSN and DNPM on the calculation basis	1,051,661	1,020,266

Assessment Notice- ICMS- questions about sales for incentive area	1,111,034	1,015,812

Other tax lawsuits (federal, state, and municipal)	3,886,976	4,478,014

Social security lawsuits	233,116	325,492

Action to discuss the balance of the construction contract – Tebas	487,124	468,776

Action related to power supply payment’s charge - Light	288,390	253,569

Indemnity action due to the supply contract termination - Indumill	237,795	215,281

Enforcement action applied by Brazilian antitrust authorities (CADE)	95,833	93,212

Civil Public Action - Districts / School / Nursery relocation-CdP Dam (1)	12,207	20,000

Other civil lawsuits	777,850	764,127

Labor and social security lawsuits	1,506,626	1,565,237

Tax foreclosures – Fine – Volta Redonda IV (2)	94,304	84,599

ACP landfill Márcia (3)	306,389	-

Assessment Notice and imposition of fine (AIIM) - Charge of IRRF- RFB - Business combination (year 2015) between Namisa, Congonhas Minérios (current CSN Mineração) and consortium	862,324	-

Assessment Notice and imposition of fine (AIIM) - SEFAZ/RJ - ICMS on purchases of intermediate products (4)	498,002	-

Assessment Notice and imposition of fine (AIIM) - RFB - Disallowance of credits PIS/COFINS of inputs and freight	1,082,517	-

Other environmental lawsuits	257,965	215,691
	39,305,776	35,790,635

(1) In May 2019, the State Prosecutor’s Office of the State of Minas Gerais filed an ACP order to compel CSN Mineração SA to adopt mitigating measures regarding the psychological risks and losses allegedly generated by the Casa de Pedra Dam, reallocating residents, who so wish, with rents and social assistance, as well as relocating children who attended a new daycare and school that were closed, rebuilding new daycare and school in a safe place. In a preliminary injunction, the 1st Instance Magistrate ordered the blocking of three million reais for the construction of the day care center and school, a decision suspended by the 2nd Instance Court. The State Public Prosecutor of the State of Minas Gerais also pleaded for the payment of moral damages collective actions, as well as for the permanent reallocation of people, at the expense of CSN Mineração SA The lawsuit is in its initial phase and there is still no judicial sentence related to the case.

(2) On April 8, 2013, INEA applied a fine of R$35 million to CSN in relation to aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the public civil action filed in July 2012. In relation to the application of this fine, an annulment action was filed, distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, aiming at the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action, with an adjusted amount of R$42 million, in order to enforce the amount of the fine imposed. The Tax Foreclosure action mentioned was distributed in May 2014 to the 4th Registry of Active Debt of Volta Redonda, in the State of Rio de Janeiro. Currently, these actions are suspended until the conclusion of the investigation to be carried out in the Environmental Public Civil Action of the Condominium Volta Grande IV, whose merit discusses possible contamination of the site.

(3) This is an Environmental Public Civil Action, proposed by the MPF, with a claim for indemnity for collective moral damages and material damages, for allegedly irregular deposit of steel residues, in addition to being set aside for non-compliance with the injunction.

(4) Infraction Notice (AIIM) drawn up by SEFAZ / RJ for ICMS and Fine requirement for the alleged improper use of ICMS credit for the period 2015 to 2020 resulting from the acquisition of intermediate products used in the UPV (refractories, belts, cylinders, chemical agents, etc.), which were classified by the Inspection as of use / consumption and without the right to credit.